Aquila Tax-Free Fund of Colorado

SUMMARY PROSPECTUS / July 27, 2020
as revised as of September 1, 2020

Tickers:	Class A – COTFX	Class C – COTCX	Class F – COFFX	Class Y – COTYX

This summary prospectus is designed to provide investors with key Fund information in a clear and concise format.  Before you invest, you may want to review the Fund’s complete Prospectus, which contains more information about the Fund and its risks. You can find the Fund's Prospectus and other information about the Fund online at www.aquilafunds.com/prospectuses-reports/.  You can also get this information at no cost by calling 800-437-1000 (toll-free) or by sending an e-mail request to info@aquilafunds.com. If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Prospectus and other information will also be available from your financial intermediary. The Fund's Prospectus and Statement of Additional Information, both dated July 27, 2020, as revised as of September 1, 2020, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

Beginning in March 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already receive shareholder reports electronically, you will not be affected by this change and need not take any action. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary (i.e. broker dealer or bank) or, if you invest directly with the Fund, by calling 1-800-437-1000.

You may elect to receive all future reports in paper free of charge. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-437-1000. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through a financial intermediary or all funds held with the Aquila Group of Funds if you invest directly.

Investment Objective

The Fund’s objective is to provide you as high a level of current income exempt from Colorado state and regular Federal income taxes as is consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you invest in Class A Shares, you may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in the Fund or in other funds in the Aquila Group of Funds. More information about these and other discounts is available from your financial advisor and under "Alternative Purchase Plans” on page 57 of the Fund's Prospectus, "Sales Charges - Class A Shares” on page 59 of the Prospectus, “Broker-Defined Sales Charge Waiver Policies” on page 94 of the Prospectus, and “Purchase, Redemption, and Pricing of Shares” on page 78 of the Statement of Additional Information (the “SAI”).  If you invest in Class F Shares or Class Y Shares, you may be required to pay a commission to a broker, which is not reflected in the Expense Example.

	Class A Shares	Class C Shares	Class F Shares	Class Y Shares

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	None(1)	1.00%	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of your investment)

Management Fee	0.50%	0.50%	0.50%	0.50%

Distribution and Service (12b-1) Fees(2)	0.075%	1.00%	None	None

Other Expenses	0.18%	0.18%	0.15%	0.18%

Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses	0.765%	1.69%	0.66%	0.69%

Total Fee Waivers(3)	0.02%	0.02%	0.02%	0.02%

Total Annual Fund Operating Expenses After Fee Waivers(3)	0.745%	1.67%	0.64%	0.67%

(1)
Shareholders who purchase $250,000 or more of Class A Shares do not pay an initial sales charge but may pay a contingent deferred sales charge of up to 0.75 of 1% for redemptions within one year of purchase and up to 0.50 of 1% for redemptions during the second year after purchase.

(2)	Restated to reflect current amount approved by the Fund’s Board of Trustees. The distribution plan permits payments of up to 0.15 of 1% of average annual net assets of the Fund.
(3)
The Manager has contractually undertaken to waive its fees so that management fees are equivalent to 0.48 of 1% of net assets of the Fund up to $400,000,000; 0.46 of 1% of net assets above $400,000,000 up to $1,000,000,000; and 0.44 of 1% of net assets above $1,000,000,000.  This contractual undertaking is in effect until September 30, 2021.  The Manager may not terminate the arrangement without the approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Six years after the date of purchase, Class C Shares automatically convert to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$374	$535	$710	$1,218
Class C Shares	$270	$531	$916	$1,510
Class F Shares	$65	$209	$366	$821
Class Y Shares	$68	$219	$382	$857

You would pay the following expenses if you did not redeem your Class C Shares:

Class C Shares	$170	$531	$916	$1,510

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended March 31, 2020, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

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Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s net assets will be invested in municipal obligations that pay interest exempt, in the opinion of bond counsel, from Colorado state and regular Federal income taxes, the income paid upon which will not be subject to the Federal alternative minimum tax on individuals.  In general, almost all of these obligations are issued by the State of Colorado, its counties and various other local authorities; these obligations may also include certain other governmental issuers.  We call these “Colorado Obligations.” These securities may include participation or other interests in municipal securities and variable rate demand notes.  A significant portion of the Colorado Obligations in which the Fund invests consist of revenue bonds, which are backed only by revenues from certain facilities or other sources and not by the issuer itself.  These obligations can be of any maturity, but the Fund’s weighted average maturity has traditionally been between 5 and 15 years.  The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”), which means it may invest a greater percentage of its assets in a smaller number of issuers than a diversified fund.

At the time of purchase, the Fund’s Colorado Obligations must be of investment grade quality. This means that they must either

•	be rated within the four highest credit ratings assigned by nationally recognized statistical rating organizations or,

•	if unrated, be determined to be of comparable quality by the Fund’s Sub-Adviser, Davidson Fixed Income Management, Inc. doing business as Kirkpatrick Pettis Capital Management (the “Sub-Adviser”).

The Sub-Adviser selects obligations for the Fund’s portfolio in order to achieve the Fund’s objective by considering various characteristics including quality, maturity and coupon rate.

Principal Risks

You may lose money by investing in the Fund.  Following is a summary description of certain risks of investing in the Fund.

Market Risk. The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, or adverse investor sentiment. When market prices fall, the value of your investment will likely go down.  In the past decade, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty.  Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts.  These conditions may continue, recur, worsen or spread.  Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events; geopolitical events (including wars and terror attacks); global pandemics; measures to address budget deficits; downgrades of sovereign debt; changes in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment.  U.S. and non-U.S. governments and central banks have provided significant support to financial markets, including by keeping interest rates at historically low levels.  U.S. Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or decreases, or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.

Recent Events.  The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States.  Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted.  Liquidity for many instruments has been greatly reduced for periods of time.  Some interest rates are very low and in some cases yields are negative.  Some sectors of the economy and individual issuers have experienced particularly large losses.  These circumstances may continue for an extended period of time, and may continue to affect adversely the value and/or liquidity of the Fund’s investments.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support national economies and the financial markets.  These actions have resulted in significant expansion of public debt, including in the U.S.  The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, may not be known for some time.  The consequences of high public debt, including its future impact on the economy and securities markets, likewise may not be known for some time.
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Interest Rate Risk.  The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or longer duration securities.  A general rise in interest rates could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund.  The maturity of a security may be significantly longer than its effective duration.  A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors such as changes in credit quality or in the yield premium that the market may establish for certain types of securities.

Credit Risk. If an issuer or obligor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline.  Changes in actual or perceived creditworthiness may occur quickly.  Securities in the lowest category of investment grade (i.e., BBB/Baa) may be considered to have speculative characteristics.

Rating Agency Risk. Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Risks Associated with Investments in Colorado and Other Municipal Obligations. The Fund may be affected significantly by adverse economic, political or other events affecting Colorado and other municipal issuers in which the Fund may invest.  The strength of the Colorado economy will be affected by, among other factors, the health of the Colorado labor market, personal income growth, and the residential real estate market, federal fiscal, monetary and trade policies, the strength of the global economy, geopolitical risks, and business and consumer uncertainty related to these issues. The COVID-19 pandemic dramatically altered the public health environment in Colorado and has had a significant effect on Colorado’s economy (including increasing public and private health emergency response costs and reducing sources of State and local revenues), and consequently is expected to materially adversely impact the financial condition of the State.  Colorado is in a recession and the downturn is expected to be severe.  Colorado’s major economic sectors include agriculture, manufacturing, technology, tourism, energy production, and mining.  Declines in oil and gas production could have an impact on employment and income growth in Colorado.  The Taxpayer Bill of Rights (TABOR), is a constitutional provision that limits increases in spending, as well as the amount of revenue that can be raised, by state and local governments in Colorado in each fiscal year. Revenues in excess of those permitted under TABOR must be refunded to taxpayers.  Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support.  Colorado Public Employees’ Retirement Association (PERA) has significant unfunded pension liabilities.  Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults.  Issuers often depend on revenues from these projects to make principal and interest payments.  The value of municipal securities also can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors.  In recent periods a number of municipal issuers in the U.S. have defaulted on obligations, been downgraded or commenced insolvency proceedings. Financial difficulties of municipal issuers may continue or get worse.

Tax Risk. The income on the Fund’s Colorado Obligations and other municipal obligations could become subject to Federal and/or state income taxes due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Liquidity Risk. The Fund may make investments that are illiquid or become illiquid after purchase.  Illiquid assets may also be difficult to value. If the Fund is forced to sell an illiquid security to meet redemption requests or other cash needs, the Fund may be forced to sell the security at a loss.  The Fund may not receive its proceeds from the sale of certain securities for an extended period (for example, several weeks or even longer).  In extreme cases, this may constrain the Fund’s ability to meet its obligations (including obligations to redeeming shareholders).

Prepayment or Call Risk. Many issuers have a right to prepay their securities.  Issuers may be more likely to prepay their securities if interest rates fall.  If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on prepaid securities. The Fund may also lose any premium it paid on prepaid securities.
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Extension Risk.  If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market.  This may drive the prices of these securities down even more because their interest rates are lower than the current interest rate and they remain outstanding longer.

Portfolio Selection Risk. The value of your investment may decrease if the Sub-Adviser’s judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates, is incorrect.

Valuation Risk.  The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.  These differences may increase significantly and affect Fund investments more broadly during periods of market volatility.  Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued securities or had used a different valuation methodology.  The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

Redemption Risk.  The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Cybersecurity Risk. Cybersecurity failures by and breaches of the Fund’s Manager, Sub-Adviser, Transfer Agent, Custodian, Distributor or other service providers may disrupt Fund operations, interfere with the Fund’s ability to calculate its NAV, prevent Fund shareholders from purchasing, redeeming or exchanging shares or receiving distributions, cause loss of or unauthorized access to private shareholder information, or result in financial losses, regulatory fines, penalties, reputational damage, or additional compliance costs.

Non-Diversification Risk.  The Fund is classified as a “non-diversified” investment company under the 1940 Act. Thus, compared with “diversified” funds, it may invest a greater percentage of its assets in obligations of a small number of issuers. In general, the more the Fund invests in the securities of specific issuers or issues of a similar project type, the more the Fund is exposed to risks associated with investments in those issuers or types of projects.  Also, the Fund may be more risky than a more geographically diverse fund.

These risks are discussed in more detail in the Prospectus or in the SAI.

Fund Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the designated periods compare with those of a broad measure of market performance.  No performance information is presented for Class F Shares because Class F Shares do not have annual returns for at least one calendar year. The returns for Class F Shares would differ from the returns shown because Class F Shares have different expenses.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.aquilafunds.com or by calling 800-437-1000 (toll-free).

The Fund acquired the assets and liabilities of Tax-Free Fund of Colorado (the “Predecessor Fund”) on October 11, 2013.  As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund.  Performance shown for periods prior to October 11, 2013 is the performance of the Predecessor Fund.
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ANNUAL TOTAL RETURNS - As of December 31
Class Y Shares - 2010-2019

15%

10%

               8.96%
               XXXX                 7.86%
               XXXX                 XXXX
5%             XXXX   5.89%         XXXX
               XXXX   XXXX          XXXX                                 4.87%
               XXXX   XXXX          XXXX   3.00%         2.88%           XXXX
               XXXX   XXXX          XXXX   XXXX           XXXX           XXXX
        1.44%  XXXX   XXXX          XXXX   XXXX           XXXX   0.71%   XXXX
0%      XXXX   XXXX   XXXX          XXXX   XXXX   0.02%   XXXX   XXXX    XXXX
                             XXXX
                            -2.70%
-5%

-10%

         2010  2011   2012   2013   2014   2015   2016    2017    2018    2019

Calendar Years

During the 10-year period shown in the bar chart, the highest return for a quarter was 3.09% (quarter ended September 30, 2011) and the lowest return for a quarter was -3.05% (quarter ended June 30, 2013).

The year-to-date (from January 1, 2020 to June 30, 2020) total return for Class Y Shares was 2.37%.

	Average Annual Total Returns for the Periods Ended December 31, 2019
	1 Year	5 Years	10 Years
Class Returns Before Taxes:
Class A	0.63%	1.40%	2.76%
Class C	2.84%	1.28%	2.21%
Class Y	4.87%	2.28%	3.24%
Class Y Returns After Taxes:
On Distributions	4.83%	2.27%	3.23%
On Distributions and Redemption	3.78%	2.34%	3.20%
Bloomberg Barclays Quality Intermediate Municipal Bond Index. (This index of municipal bonds of issuers throughout the U.S. is unmanaged and does not reflect deductions for fund operating expenses, taxes or sales charges.)	5.88%	2.71%	3.37%

After-tax returns are calculated using the highest individual Federal marginal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes.  Actual after-tax returns will depend on your specific situation and may differ from those shown.  The after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  (Please note that an investment in shares of the Fund may not be suitable for you if you are investing through a tax-deferred account). The total returns reflect reinvestment of dividends and distributions.  After-tax returns are shown only for Class Y Shares.   After-tax returns for other classes of shares will vary.

Management

Investment Adviser - Aquila Investment Management LLC (the “Manager”)

Sub-Adviser - Davidson Fixed Income Management, Inc. doing business as Kirkpatrick Pettis Capital Management

Portfolio Manager -- Mr. Christopher Johns is a Senior Vice President of the Sub-Adviser; he has served as the portfolio manager of the Fund and the Predecessor Fund since the Predecessor Fund’s inception in 1987.
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Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any day the New York Stock Exchange is open for business. Transactions in Class A Shares or Class C Shares may be made either through a financial advisor or directly with the Fund.  The minimum initial purchase amount for Class A and Class C Shares is $1,000, or $50 if an automatic investment program is established. There is no minimum for subsequent investments.  Transactions in Class F Shares and Class Y Shares may be made only through a financial intermediary, which may impose separate investment minimums.

Tax Information

The Fund intends to distribute income that is exempt from regular Federal income tax and Colorado state income tax. Portions of the Fund's distributions may be subject to such taxes and/or to the Federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and Aquila Distributors LLC (the “Distributor”) or the Manager may pay the intermediary for the sale of Fund shares and related shareholder servicing activities. These payments create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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AQL-REVCOSPRO-0920